Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other components of comprehensive income (loss), net of tax:
Change in fair value of derivatives, deferred tax expense (benefit)	$ 700	$ 300	$ (600)
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, deferred tax expense (benefit)	(1)	(19)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, deferred tax expense (benefit)	$ 100	$ 200